Schedule of Anti-dilutive Excluded from Calculation of Diluted Net Loss Per Share (Details) (Parenthetical) - $ / shares		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Fair value of common stock				$ 3.00			$ 3.25
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares available for conversion		3,454,000	3,454,000
Conversion floor price			$ 2.00
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares available for conversion		216,970	216,970
Conversion floor price			$ 7.00
Series A Warrant Exercise [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares available for conversion		3,454,000	4,101,625
Conversion floor price			$ 2.00
Inflamacore LlC License Agreement [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants to purchase common shares	119,125	119,125	119,125	600,000	600,000	119,125